Financial risk management and financial instruments - Contractual Cash Flows (Details) $ / shares in Units, R in Millions, $ in Millions	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 USD ($) $ / shares	Nov. 08, 2022 USD ($)
Financial risk management and financial instruments
Financial assets - carrying value	R 86,216	R 92,029
Financial liabilities - carrying value	(168,266)	(177,816)
Contractual cash flows, financial assets	108,141	110,439
Contractual cash flows, financial liabilities	(250,053)	(244,561)
US Dollar Convertible Bond, November 2027
Financial risk management and financial instruments
Contract amount | $				$ 750
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	102,486	105,065
Contractual cash flows, financial liabilities	(66,192)	(102,448)
One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,768	1,257
Contractual cash flows, financial liabilities	(34,544)	(17,443)
Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	726	411
Contractual cash flows, financial liabilities	(103,587)	(45,026)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,161	3,706
Contractual cash flows, financial liabilities	(45,730)	(79,644)
Non-derivative instruments
Financial risk management and financial instruments
Financial liabilities - carrying value	(167,706)	(175,721)
Contractual cash flows, non-derivative liabilities	(225,002)	(222,120)
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(44,761)	(83,549)
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(34,509)	(17,334)
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(103,601)	(44,925)
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(42,131)	(76,312)
Long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	(117,031)	(124,068)
Contractual cash flows, non-derivative liabilities	(153,995)	(152,653)
Long-term debt | US Dollar Convertible Bond, November 2027
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(9,400)
Prevailing conversion price | $ / shares			$ 19.8595
Contract amount | $			$ 750
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(7,805)	(44,932)
Long-term debt | Within one year | US Dollar Convertible Bond, November 2027
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(9,400)
Long-term debt | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(28,914)	(11,970)
Long-term debt | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(99,312)	(41,366)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(17,964)	(54,385)
Long-term debt | As reported on | US Dollar Convertible Bond, November 2027
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(17,000)
Long-term debt | As reported on | Within one year | US Dollar Convertible Bond, November 2027
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(600)
Long-term debt | As reported on | One to three years | US Dollar Convertible Bond, November 2027
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(1,300)
Long-term debt | As reported on | Three to five years | US Dollar Convertible Bond, November 2027
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(15,100)
Lease liabilities
Financial risk management and financial instruments
Financial liabilities - carrying value	(17,437)	(16,297)
Contractual cash flows, non-derivative liabilities	(37,769)	(34,111)
Lease liabilities | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(3,718)	(3,261)
Lease liabilities | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(5,595)	(5,364)
Lease liabilities | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(4,289)	(3,559)
Lease liabilities | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(24,167)	(21,927)
Short-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	(566)	(79)
Contractual cash flows, non-derivative liabilities	(566)	(79)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(566)	(79)
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value	(32,551)	(35,118)
Contractual cash flows, non-derivative liabilities	(32,551)	(35,118)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(32,551)	(35,118)
Bank overdraft
Financial risk management and financial instruments
Financial liabilities - carrying value	(121)	(159)
Contractual cash flows, non-derivative liabilities	(121)	(159)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(121)	(159)
Forward exchange contracts
Financial risk management and financial instruments
Financial liabilities - carrying value	(11)	(353)
Contractual cash flows, derivative liabilities	(21,390)	(18,086)
Forward exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(21,390)	(18,086)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial liabilities - carrying value		(579)
Contractual cash flows, derivative liabilities		(579)
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(579)
Ethane swap options
Financial risk management and financial instruments
Financial liabilities - carrying value		(158)
Contractual cash flows, derivative liabilities		(158)
Ethane swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(158)
Crude oil futures
Financial risk management and financial instruments
Financial liabilities - carrying value		(12)
Contractual cash flows, derivative liabilities		(12)
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(12)
Oxygen supply contract embedded derivative liability
Financial risk management and financial instruments
Financial liabilities - carrying value	(542)	(993)
Contractual cash flows, derivative liabilities	(3,654)	(3,606)
Oxygen supply contract embedded derivative liability | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(34)	(64)
Oxygen supply contract embedded derivative liability | One to three years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(35)	(109)
Oxygen supply contract embedded derivative liability | Three to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	14	(101)
Oxygen supply contract embedded derivative liability | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(3,599)	(3,332)
Other commodity derivatives
Financial risk management and financial instruments
Financial liabilities - carrying value	(7)
Contractual cash flows, derivative liabilities	(7)
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(7)
Non-derivative instruments
Financial risk management and financial instruments
Financial assets - carrying value	84,411	91,041
Contractual cash flows, financial assets	84,643	91,343
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	79,741	86,791
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,630	1,119
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	588	273
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,684	3,160
Long-term receivables
Financial risk management and financial instruments
Financial assets - carrying value	3,051	2,803
Contractual cash flows, financial assets	3,283	3,105
Long-term receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	90
Long-term receivables | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,630	1,119
Long-term receivables | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	588	273
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	975	1,713
Trade and other receivables
Financial risk management and financial instruments
Financial assets - carrying value	31,272	30,915
Contractual cash flows, financial assets	31,272	30,915
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	31,272	30,915
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - carrying value	45,383	53,926
Contractual cash flows, financial assets	45,383	53,926
Cash and cash equivalents | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	45,383	53,926
Investments | Financial assets at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	9	713
Contractual cash flows, financial assets	9	713
Investments | Financial assets at fair value through other comprehensive income | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	9	713
Investments | Financial assets at fair value through profit or loss
Financial risk management and financial instruments
Financial assets - carrying value	2,987	1,237
Contractual cash flows, financial assets	2,987	1,237
Investments | Financial assets at fair value through profit or loss | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,987	1,237
Long-term restricted cash
Financial risk management and financial instruments
Financial assets - carrying value	1,709	1,447
Contractual cash flows, financial assets	1,709	1,447
Long-term restricted cash | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,709	1,447
Forward exchange contracts
Financial risk management and financial instruments
Financial assets - carrying value	711	133
Contractual cash flows, financial assets	22,090	17,866
Forward exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	22,090	17,866
Crude oil put options
Financial risk management and financial instruments
Financial assets - carrying value	279	253
Contractual cash flows, financial assets	279	253
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	279	253
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets - carrying value	302	76
Contractual cash flows, financial assets	302	76
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	302	76
Other commodity derivatives
Financial risk management and financial instruments
Financial assets - carrying value	5	10
Contractual cash flows, financial assets	5	10
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	5	10
Oxygen supply contract embedded derivative
Financial risk management and financial instruments
Financial assets - carrying value	508	516
Contractual cash flows, financial assets	822	891
Oxygen supply contract embedded derivative | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	69	69
Oxygen supply contract embedded derivative | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	138	138
Oxygen supply contract embedded derivative | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	138	138
Oxygen supply contract embedded derivative | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 477	R 546